CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2021	Jun. 30, 2020
Common stock, par value	$ 0.0001	$ 0.0001
Common shares, shares authorized	74,666,115
Common shares, shares issued	4,488,416
Common shares, shares outstanding	4,488,416	8,468,742
Temporary Equity, Shares Issued	41,587,368
Temporary Equity, Shares Outstanding	41,587,368	32,653,742
LifeSci Acquisition II Corp
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common shares, shares authorized	30,000,000	30,000,000
Common shares, shares issued	2,458,674	2,156,250
Common shares, shares outstanding	2,458,674	2,156,250
Over-allotment option | LifeSci Acquisition II Corp
Purchase price, per unit	$ 10.00
Common stock subject to redemption | LifeSci Acquisition II Corp
Temporary Equity, Shares Issued	7,552,627	0
Temporary Equity, Shares Outstanding	7,552,627	0
Purchase price, per unit	$ 10.00	$ 10.00